Consolidated Statements of Income and Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Revenues
Total revenues	$ 149,043	¥ 1,042,274	¥ 1,063,409	¥ 1,473,958
Cost of revenues	(98,702)	(690,232)	(706,007)	(1,055,406)
Gross profit	50,341	352,042	357,402	418,552
Operating expenses
Selling and marketing expenses	(9,406)	(65,776)	(74,514)	(84,917)
General and administrative expenses	(13,034)	(91,150)	(86,261)	(108,376)
Research and development expenses	(25,087)	(175,434)	(168,616)	(157,543)
Total operating expenses	(47,527)	(332,360)	(329,391)	(350,836)
Income from operations	2,814	19,682	28,011	67,716
Other income (expenses)
Financial expenses, net	(264)	(1,848)	(1,624)	(893)
Other income, net	(762)	(5,332)	3,531	3,478
Total other income, net	(1,026)	(7,180)	1,907	2,585
Income before income tax benefit	1,788	12,502	29,918	70,301
Income tax benefit (expenses)	(379)	(2,647)	10,167	7,880
Net income	1,409	9,855	40,085	78,181
Less: Net income attributable to non-controlling interests	(10)	(73)	(296)	(513)
Net income attributable to Lucas GC Limited's ordinary shareholders	1,399	9,782	39,789	77,668
Other comprehensive income, net of tax of nil:
Foreign currency translation difference, net of tax of nil	(210)	(1,470)	483	1
Total comprehensive income	1,199	8,385	40,568	78,182
Less: total comprehensive income attributable to non-controlling interests	(10)	(73)	(296)	(513)
Comprehensive income attributable to the Lucas GC Limited	1,189	8,312	40,272	77,669
Recruitment Service [Member]
Revenues
Total revenues	15,943	111,490	216,083	659,049
Outsourcing Service [Member]
Revenues
Total revenues	128,391	897,853	785,096	713,957
Product and Service, Other [Member]
Revenues
Total revenues	$ 4,709	¥ 32,931	¥ 62,230	¥ 100,952